DIVIDENDS	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
DIVIDENDS	DIVIDENDS

	US Dollars
Figures in million	2020	2019	2018
Ordinary shares
Dividend number 119 of 70 SA cents per share was declared on 20 February 2018 and paid on 6 April 2018 (6 US cents per share).			24
Dividend number 120 of 95 SA cents per share was declared on 19 February 2019 and paid on 8 April 2019 (7 US cents per share).		27
Dividend number 121 of 165 SA cents per share was declared on 21 February 2020 and paid on 27 March 2019 (9 US cents per share)	38
	38	27	24